Leases - Schedule of Maturities of Lease Liabilities under Existing Operating Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
2026	$ 176,498
2027	170,013
2028	161,788
2029	154,931
2030	149,358
Thereafter	1,411,261
Total lease payments	2,223,849
Lease discount	(1,116,086)
Operating lease liability	1,107,763
Restaurant
Lessee, Lease, Description [Line Items]
2026	168,378
2027	162,886
2028	157,606
2029	152,232
2030	147,788
Thereafter	1,405,053
Total lease payments	2,193,943
Other
Lessee, Lease, Description [Line Items]
2026	8,120
2027	7,127
2028	4,182
2029	2,699
2030	1,570
Thereafter	6,208
Total lease payments	$ 29,906